UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green Street Investors LLC
Address: 2901 W. Coast Highway
         Suite 200  #23- 24
         Newport Beach, CA  92663

13F File Number:  028-12448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott Warner Griswold
Title:     Chief Compliance Officer
Phone:     (949) 258-3333

Signature, Place, and Date of Signing:

  /s/ Scott Warner Griswold     Newport Beach, CA     October 25, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $99,590 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     4963   187500 SH       SOLE                   187500        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100      855    28100 SH       SOLE                    28100        0        0
AVALONBAY CMNTYS INC           COM              053484101     7878    75800 SH       SOLE                    75800        0        0
BIOMED REALTY TRUST INC        COM              09063H107     1873   104500 SH       SOLE                   104500        0        0
BOSTON PROPERTIES INC          COM              101121101     9517   114500 SH       SOLE                   114500        0        0
BROOKFIELD PPTYS CORP          COM              112900105     5630   361600 SH       SOLE                   361600        0        0
COUSINS PPTYS INC              COM              222795106      516    72200 SH       SOLE                    72200        0        0
DEVELOPERS DIVERSIFIED RLTY    COM              251591103     9957   887400 SH       SOLE                   887400        0        0
DIGITAL RLTY TR INC            COM              253868103     4936    80000 SH       SOLE                    80000        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      686    12600 SH       SOLE                    12600        0        0
ESSEX PPTY TR INC              COM              297178105     3152    28800 SH       SOLE                    28800        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     3253   202800 SH       SOLE                   202800        0        0
HEALTHCARE RLTY TR             COM              421946104    10247   284800 SH       SOLE                   284800        0        0
HYATT HOTELS CORP              COM CL A         448579102     1997    53400 SH       SOLE                    53400        0        0
MACK CALI RLTY CORP            COM              554489104     2149    65700 SH       SOLE                    65700        0        0
MARRIOTT INTL INC NEW          CL A             571903202     4156   116000 SH       SOLE                   116000        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     4350   112500 SH       SOLE                   112500        0        0
PENNSYLVANIA RL ESTATE INVT    SH BEN INT       709102107      259    21800 SH       SOLE                    21800        0        0
POST PPTYS INC                 COM              737464107     1153    41300 SH       SOLE                    41300        0        0
PUBLIC STORAGE                 COM              74460D109     1339    13800 SH       SOLE                    13800        0        0
RETAIL OPPORTUNITY INVTS COR   COM              76131N101      848    88600 SH       SOLE                    88600        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    12835   138400 SH       SOLE                   138400        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101      272    30000 SH       SOLE                    30000        0        0
TAUBMAN CTRS INC               COM              876664103     1441    32300 SH       SOLE                    32300        0        0
TERRENO RLTY CORP              COM              88146M101      182    10000 SH       SOLE                    10000        0        0
U STORE IT TR                  COM              91274F104     1728   207000 SH       SOLE                   207000        0        0
UDR INC                        COM              902653104     2893   137000 SH       SOLE                   137000        0        0
WELLS FARGO ST INVEST FUND G   COM              PF9980004      525   524678 SH       SOLE                   524678        0        0